Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2012
Variable Interest Entity [Abstract]
Schedule Of Noncontrolling Interest Reconcilliation
Noncontrolling Interest

Balance, January 1, 2010	$5,551
Change in noncontrolling interest	(4,766)
Net income attributable to noncontrolling interest	1,682
Balance, December 31, 2010	$2,467
Change in noncontrolling interest	(2,467)
Net income attributable to noncontrolling interest	-
Balance, December 31, 2011	$-